Subsequent Events (Details) - USD ($)					1 Months Ended		2 Months Ended	6 Months Ended
	May 10, 2023	Aug. 31, 2022	Aug. 18, 2022	Jul. 16, 2022	Jul. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2024	Apr. 11, 2023	Apr. 10, 2023	Apr. 01, 2023	Mar. 31, 2023	Nov. 08, 2022	Sep. 19, 2022	Aug. 29, 2022	Aug. 24, 2022	Aug. 01, 2022	Jul. 18, 2022	Jul. 11, 2022	May 01, 2022	Jun. 30, 2021	Sep. 03, 2019
Subsequent Events (Details) [Line Items]
Loan payable								$ 13,722
Shares, issued (in Shares)						0												1,000,000			1,000,000	97,250,000
Promissory note payable						$ 30,000
Note payable																							$ 3,000,000
Common shares, authorized (in Shares)																			200,000,000
Received shares of common stock from investor (in Shares)														2,100,000
Company issued shares (in Shares)						19,169,128							116,529,871									15,699,414
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital		$ 410,785			$ 410,785
Shares, issued (in Shares)																				800,000
Underwriter paid				$ 15,000
Promissory note payable					$ 30,000		$ 30,000
Principal amount																			$ 30,000
Note payable																			$ 360,000
Received shares of common stock from investor (in Shares)																		1,000,000
Due date		Aug. 31, 2023
Additional capital												$ 100,000
Company issued shares (in Shares)										10,000,000	5,757,576
Debt reduction fees										$ 100,000	$ 19,000
Related party loans	$ 1,500,000
Related party fund	$ 1,000,000
Debt instrument term	5 years
Debt instrument rate	12.00%
Subsequent Event [Member] | Maturity date [Member]
Subsequent Events (Details) [Line Items]
Maturity date		Aug. 25, 2027
Forecast [Member]
Subsequent Events (Details) [Line Items]
Loan bears interest percentage									6.00%
Shares, issued (in Shares)															70,922		350,000
Note payable		$ 900,000	$ 144,200
Received shares of common stock from investor (in Shares)																36,500
Company received		155,837	125,000
Installment payments			16,150
Loan discount		$ 135,000	$ 15,450
Bearing interest		1.00%	12.00%
Interest bearing rate		12.00%
Warrant purchase (in Shares)		1,000,000
Price per share (in Dollars per share)		$ 0.01